RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Designated as Hedging Instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 GW	Dec. 31, 2024 $ / MWh	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024 € / $	Dec. 31, 2024 £ / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 ₨ / $	Dec. 31, 2024 R$ / $	Dec. 31, 2023 GW	Dec. 31, 2023 $ / MWh	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 £ / $	Dec. 31, 2023 ¥ / $	Dec. 31, 2023 ₨ / $	Dec. 31, 2023 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (826)	$ 64
Notional amount – GWh (in gigawatts) | GW			122,862,000,000												26,083,000,000
Maturity dates	2025-2051	2024-2044
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				44												50
Change in discounted spot value of outstanding hedging instruments	$ (284)	$ 152
Change in value of hedged item used to determine hedge effectiveness	(308)	(118)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	149	148
Notional amount	$ 2,220	$ 1,633			$ 294	€ 1,001	£ 0	$ 92									$ 326	€ 1,204	£ 312	$ 196
Maturity dates	2025-2061	2024-2061
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ (11)	$ (124)
Change in value of hedged item used to determine hedge effectiveness	13	124
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	67	(298)
Notional amount	$ 126	$ 43
Maturity dates	2025 - 2029	2024 - 2027
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in currency per dollar)									4,572	0.92	0.80	7.01	87	5.63							4,642	0.99	0.80	6.92	86	5.37
Foreign exchange swaps | Colombia, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 2,061	$ 2,602
Foreign exchange swaps | Euro Member Countries, Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	474	644
Foreign exchange swaps | United Kingdom, Pounds
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,414	818
Foreign exchange swaps | China, Yuan Renminbi
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	1,018	701
Foreign exchange swaps | India, Rupees
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	855	710
Foreign exchange swaps | Brazil, Brazil Real
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 324	$ 607